Shawn Tang

Paralegal

+1.202.739.5474

shawn.tang@morganlewis.com

May 31, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Series Funds, Inc. (File No. 002-77284)

Filing Pursuant to Rule 497

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, supplemental risk/return summary information, in interactive data format, for the Company’s Emerging Markets Equity Fund.

Please do not hesitate to contact me at 202.739.5474 should you have any questions.

Very truly yours,

/s/ Shawn Tang
Shawn Tang
Paralegal

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW	+1.202.739.3000
Washington, DC 20004	+1.202.739.3001
United States

EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Penn Series Funds, Inc. (the “Company”), supplemental risk/return summary information, in interactive data format, for the Company’s Emerging Markets Equity Fund.